Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
2. Description of the Plan
The following description of the Plan provides only general information. Participants should refer to the Plan Document and Summary Plan Description for a complete description of the Plan’s provisions.
General
The Plan is a contributory defined contribution plan, which is available to all employees of United or any of its subsidiaries who have completed 90 days of service for employee deferral and one year and 1,000 hours of service for employer match. The UBSI Retirement Committee (the Committee) is responsible for the general oversight of the Plan. Captrust Financial Advisors is the Investment Manager of the Plan.
Empower Retirement, LLC a wholly owned indirect subsidiary of Empower, is the record-keeper and administrator of the Plan. Empower Trust Company, LLC, a wholly owned indirect subsidiary of Empower, is the Trustee of the Plan. The Plan was established December 29, 1989 and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Periodically, the Plan has been amended and restated. In 2025, an amendment was made to catch-up
contributions to allow all employees who are 50 years old before the end of the calendar year to defer an additional amount of pre-tax
and Roth salary deferrals on top of the regular limit. Catch-up contributions are made through a single election using a spillover design, where an eligible participant makes one election with respect to elective deferrals for a plan year. Also, catch-up
contributions by an eligible participant whose wages for the preceding calendar year exceed a certain amount in the prior year must be made as designated Roth contributions. In 2024, an amendment was made to increase the mandatory
cash-out
limit from $5,000 to $7,000 which is in accordance with federal law. This change went into effect January 1, 2025. In addition, beginning January 1, 2025, provisions were incorporated to allow participants to convert amounts in their accounts to Roth contributions and to increase the annual catch-up
contribution amount for participants aged 60 to 63, in accordance with federal law. Finally, effective for January 1, 2025, the employer matching contributions became Safe-harbor Matching Contributions.
Contributions
Active participants may elect to contribute up to 100 percent of their eligible compensation, on a pre-tax
or
after-tax
basis subject to the Internal Revenue Code’s limitations.
United matches 100 percent of the first 5 percent of a participant’s pay, based on the participant’s deferral election. These matching contributions are made by United on a bi-weekly
basis and consist of cash, which is used by the Plan to purchase shares of United’s common stock. Participants are free to transfer their matched contributions to other investment options at any time.
Participants who have benefits in another qualified retirement plan, an IRA or other Roth elective deferral accounts, may transfer them into United’s Plan, if the other plan allows rollovers and the Plan Administrator for this Plan agrees to the transfer. Acceptable participant loans from other qualified plans can also be rolled over into the Plan. Rollovers are required to be made in accordance with IRS guidance, including any limitation on the number of permitted rollovers in a year.
Participants may choose to have their deferral contributions directed to any of 26 investment options, including United Bankshares, Inc. Common Stock, asset allocation funds, small, mid and large cap funds, international funds, fixed/stable value, and bonds. Investment elections must be made in multiples of 1 percent or designated by specific dollar amounts. Participants may make changes in their contribution percentage at any time according to the Plan specifications. Allocations among fund options offered by the Plan may be changed on a daily basis.
Participant Accounts
Plan earnings are allocated to each participant’s account based upon the respective account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.
Vesting
Participating employees are immediately fully vested as to employee and employer contributions to the Plan.
Payment of Benefits
Participants are permitted to take distributions and withdrawals from their accounts in the Plan under the circumstances set forth in the Plan document. On termination of service, a participant may receive a lump-sum
or installment amount or keep funds invested in the Plan until reaching the age of 72. Benefits payments under the Plan must commence by April 1st of the calendar year following the date a participant attains age 72 or April 1st of the calendar year following the year in which a participant separates from service with the Employer, whichever is later, except that distributions for a five-percent owner of the Company must commence by April 1st of the calendar year following the calendar year in which the participant attains age 72.
A distribution of a Roth deferral account in the Plan is considered a “qualified distribution” if such distribution is made on or after the date on which a participant attains age 59
1
⁄
2
, or is made to the beneficiary on or after death, or is distributed to the participant due to becoming disabled. Such distribution must be paid from a Roth deferral account after a five-taxable-year period of participation. When counting the five taxable years, year number one is calculated as starting on the first day of the first taxable year in which a participant makes a Roth deferral to the Plan.
Administrative Expenses
The Plan charges Plan administrative fees which include expenses such as transaction processing, recordkeeping, website management, call center staffing, and trust/custody services.
Captrust Financial Advisors assesses a general advisory services fee that is allocated among participants’ accounts. This fee is subject to an annual increase of 4% each April 1, commencing April 1, 2025. The fee was initially $77,500 and increased to $83,824 effective April 1, 2025. Amounts received by Captrust Financial Advisors from the investment companies selected by United for the Plan’s accounts are applied as a dollar-for-dollar
offset, reducing the fees otherwise payable to Captrust Financial Advisors.
In addition, an annual trust fee of $5,000 is charged quarterly by Empower Retirement, LLC from participants’ accounts, assessed on a pro rata basis, based on market value, including United Bankshares, Inc. stock. Each participant is also charged an annual Plan recordkeeping fee of $57, which is assessed monthly. The Plan further charges a $50 loan origination fee with an annual $25 annual loan maintenance fee for any new loans that are issued.
These fees are included in administrative expenses paid by the participants in the accompanying statement of changes in net assets available for benefits.
Plan Termination
Although it has not expressed any intent to do so, United has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of termination, partial termination, or complete discontinuance of contributions to the Plan, the assets of the Plan will remain in trust and will be distributed in accordance with the Plan Agreement.